Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Dec. 26, 2024	Dec. 06, 2024	Nov. 02, 2015	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate on taxable income	15.00%			25.00%	25.00%
HNTE, reduced tax rate			15.00%
Withholding income tax rate									10.00%
Withholding income tax rate, Foreign invested enterprise								5.00%
Withholding income tax rate, ownership threshold				25.00%	25.00%
Net operating loss carryforwards				¥ 97,535		¥ 93,632	¥ 80,592
Net operating loss carryforwards, valuation allowance				¥ 102,536		82,426
Net operating loss carryforwards, expiration term				2026 to 2035	2026 to 2035
Accrued withholding tax on undistributed earnings of domestic subsidiaries				¥ 0
Unrecognized tax liabilities				0
Increase in unrecognized tax benefits is reasonably possible				2,234		2,234
Income tax expenses				¥ 7,194	$ 1,029	¥ 135	¥ 0
Chengdu Huize [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate on taxable income		15.00%
Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate on taxable income				16.50%	16.50%
State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate on taxable income				25.00%	25.00%
Peoples Replublic Of China Tax Authority [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax rate on taxable income				15.00%	15.00%